Advances for Other Fixed Assets under Construction (Details) (USD $) In Thousands, unless otherwise specified					6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Fujairah Inland Storage Facility	Jul. 02, 2010 Fujairah Inland Storage Facility	Jun. 30, 2013 Las Palmas Inland Storage Facility
Duration of lease agreement				25 years
Advances for other fixed assets under construction	$ 139,079	$ 103,112	$ 135,260
Contractual obligation due in next twelve months			16,500
Leased improvement costs capitalized					$ 3,819